FINANCIAL RISK MANAGEMENT - Narrative, Collateral Pledged as Security (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	[1]	£ 7,647	£ 12,698
Liabilities in respect of securities sold under repurchase agreements	[1]	31,125	28,184
Segment customer deposits and repurchase agreements	[1]	476,344	450,651
Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		14,350	12,608
Fair value | Deposits from banks and repurchase agreements: | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements		39,918	18,874
Fair value | Customer deposits | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements		903	8,087
Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks		37,732	31,465
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits and repurchase agreements		477,384	460,068
Repurchase agreements included in above amounts: | Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks		30,085	18,767
Repurchase agreements included in above amounts: | Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits and repurchase agreements		£ 1,040	£ 9,417

[1]	See note 1 regarding changes to presentation.